The Osterweis Fund
The Osterweis Strategic Income Fund

Supplement dated January 14, 2008 to
Prospectus dated June 29, 2007.

Effective January 14, 2008, the “Management of the Funds – Portfolio Managers” section on page 14 of the Prospectus has been modified as follows:

Portfolio Managers

The Osterweis Fund.  An investment team is responsible for the day-to-day management of The Osterweis Fund.  The members of the investment team include:  John S. Osterweis, Matthew K. Berler, Stephen P. Moore, Michael R. Hughes, Alexander (Sasha) Kovriga and Gregory S. Hermanski.  Decisions regarding the Fund’s investments are made by majority agreement of the members of the investment team, with Mr. Osterweis overseeing the investment team.

Mr. John S. Osterweis has served as President, Chief Investment Officer, and Director of Osterweis Capital Management, Inc. since April 1983 and Manager, President and Chief Investment Officer of Osterweis Capital Management, LLC since March 1997.  Mr. Osterweis has been the lead portfolio manager of The Osterweis Fund since the Fund’s inception.  Mr. Osterweis has over thirty years of securities analysis and portfolio management experience, twenty-three of which have been with Osterweis Capital Management, Inc.  Mr. Osterweis earned a B.A. from Bowdoin College and an M.B.A. from Stanford Graduate School of Business.

Mr. Matthew K. Berler has served as First Executive Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since February of 2002, and is a portfolio manager of The Osterweis Fund.  Prior to working at the Advisers, Mr. Berler served as a Managing Director at Morgan Stanley from March 1994 to February of 2003.  He was a Vice President at Donaldson, Lufkin & Jennette from August 1987 to March of 1994.  Mr. Berler earned an A.B. from Cornell University and an M.B.A. from Harvard Business School.

Mr. Stephen P. Moore has served as a Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since October of 2003, and is a portfolio manager of The Osterweis Fund.  Prior to working at the Advisers, Mr. Moore served as a Vice President at Capital Research Company from July 1994 to October of 2003 where he was responsible for portfolio management equity research.  Mr. Moore earned a B.S. from Stanford University and an M.B.A from the University of Texas at Austin McCombs School of Business.

Mr. Michael R. Hughes has served as a Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since March of 2005, and is a portfolio manager of The Osterweis Fund.  Prior to working at the Advisers, Mr. Hughes served as a Vice President at Merrill Lynch from 1989 to February of 2005 where he served as a senior analyst.  Mr. Hughes earned an A.B. from the University of California, Berkeley.

Mr. Alexander (Sasha) Kovriga has served as a Vice President and Portfolio Manager of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC since September of 2002, and is a portfolio manager of The Osterweis Fund.  Prior to working at the Advisers, Mr. Kovriga was a strategy Consultant at Monitor Group in Cambridge, MA.  From 1997 to 2000, he worked on projects in a variety of industries ranging from consumer products to pharmaceuticals.  Mr. Kovriga earned a B.A. from Brandeis University, an M.A. from the University of Massachusetts and an M.B.A from Harvard Business School.

Gregory S. Hermanski has served as a Vice President and Portfolio Manager of Osterweis Capital Management, LLC and Osterweis Capital Management, Inc. since May of 2002, and is a portfolio manager of The Osterweis Fund.  Mr. Hermanski previously served as a portfolio manager of The Osterweis Strategic Income Fund.  Prior to working at the Advisers, Mr. Hermanski served as a Vice President at Robertson, Stephens and Co. from August 2000 to May of 2002, where he was in charge of convertible bond research.  He also served as a Research Analyst at Imperial Capital, LLC from April 1998 to April 2000, and as a Valuation Consultant from August 1995 to March 1998.  Mr. Hermanski earned a B.A. from the University of California, Los Angeles.

The Osterweis Strategic Income Fund.  An investment team is responsible for the day-to-day management of The Osterweis Strategic Income Fund.  The members of the investment team include:  Carl P. Kaufman and Simon T. Lee.  Decisions regarding the Fund’s investments are made by agreement of the members of the investment team, with Mr. Kaufman overseeing the investment team.

Mr. Carl P. Kaufman has served as Vice President and Portfolio Manager for Osterweis Capital Management, LLC and Osterweis Capital Management, Inc. since May 2002.  Mr. Kaufman has been the lead portfolio manager of The Osterweis Strategic Income Fund since the Fund’s inception.  Prior to working at the Advisers, Mr. Kaufman worked for Robertson, Stephens and Co., a financial services company, from May 1999 to April 2002.  Prior to that, Mr. Kaufman worked for 19 years at Merrill Lynch, where he specialized in convertible and equity securities sales and trading.  Mr. Kaufman earned a B.A. from Harvard University.

Mr. Simon T. Lee has served as Assistant Portfolio Manager for Osterweis Capital Management, LCC and Osterweis Capital Management, Inc. beginning January 2008, and is a portfolio manager of The Osterweis Strategic Income Fund.  Prior to working at the Advisers, Mr. Lee was a Portfolio Manager and Senior Investment Analyst for Pacific Life Insurance Company from 1988 to 2005, where he managed high yield and convertible bond funds.  Prior to that, Mr. Lee worked as a Portfolio Manager and Analyst for E.F. Hutton Life from 1984 to 1985 and as an Investment Analyst for Executive Life Insurance Company from 1980 to 1984.  Mr. Lee earned a B.A and an M.B.A from Loyola Marymount University.

The SAI provides additional information on the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

Please retain this Supplement with the Prospectus.
The date of this Supplement is January 14, 2008.

The Osterweis Fund
The Osterweis Strategic Income Fund

Supplement dated January 14, 2008 to
Statement of Additional Information dated June 29, 2007.

Effective January 14, 2008, the “Portfolio Managers” section on page 28 of the Statement of Additional Information has been modified as follows:

PORTFOLIO MANAGERS

An investment team is responsible for the day-to-day management of The Osterweis Fund.  The members of the investment team include:  John S. Osterweis, Matthew K. Berler, Stephen P. Moore, Michael R. Hughes, Alexander (Sasha) Kovriga and Gregory S. Hermanski.  The following provides information regarding other accounts managed by the investment team as of December 31, 2007.  Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$700	2	$700
Other Accounts	400	$1,900	0	$0

An investment team is responsible for the day-to-day management of The Osterweis Strategic Income Fund.  The members of the investment team include:  Carl P. Kaufman and Simon T. Lee.  The following provides information regarding other accounts managed by the investment team as of December 31, 2007.  Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$16	1	$16
Other Accounts	6	$15	6	$0

Mr. Osterweis’ compensation as The Osterweis Fund’s lead portfolio manager is a fixed salary that is determined by industry standards.  Mr. Osterweis’ salary is not based on the performance of the Fund or its overall net assets.  He receives a fixed bonus and participates in a fixed retirement plan.

Mr. Kaufman and Mr. Lee’s compensation as The Osterweis Strategic Income Fund’s lead portfolio manager and assistant portfolio manager, respectively, and Mr. Berler, Mr. Moore, Mr. Hughes, Mr. Kovriga and Mr. Hermanski’s compensation as The Osterweis Fund’s portfolio managers is a fixed salary that is determined by industry standards.  Their salary is not based on performance of the Funds or the Funds’ overall net assets.  The portfolio managers receive a discretionary bonus that is not fixed.  Their discretionary bonus is determined by a subjective evaluation of, for example but without limitation to, their contribution to the performance of the Funds and other accounts that they manage, their contributions to the quality of research and investment ideas generated by the Advisers, and the overall financial condition of the Advisers.  They also participate in a fixed retirement plan.

Mr. Osterweis, Mr. Berler, Mr. Moore, Mr. Hughes, Mr. Kovriga, Mr. Hermanski and Mr. Kaufman are shareholders of Osterweis Capital Management, Inc., and therefore are entitled to earnings proportionate to their ownership share.  They are also Members of Osterweis Capital Management, LLC, and therefore entitled to a pro-rata allocation of the profits proportionate to their ownership interest.

The following indicates the dollar range of shares that each portfolio manager beneficially owns in each Fund as of December 31, 2007:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,000-$1,000,000, Over $1,000,000) in:
	The Osterweis Fund	The Osterweis Strategic Income Fund
John S. Osterweis	Over $1,000,000	Over $1,000,000
Carl P. Kaufman	$100,001 - $500,000	$50,001 - $100,000
Michael R. Hughes	$50,001 - $100,000	None
Alexander (Sasha) Kovriga	$100,001 - $500,000	$1 – $10,000
Matthew K. Berler	$100,001 - $500,000	None
Stephen P. Moore	$50,001 - $100,000	$10,001 - $50,000
Gregory S. Hermanski	$100,001 - $500,000	$100,001 - $500,000
Simon T. Lee	None	None

Mr. Osterweis, Mr. Berler, Mr. Moore, Mr. Hughes, Mr. Kovriga, and Mr. Hermanski manage approximately 400 individual accounts and the long portion of two long-short hedge funds.  Mr. Kaufman and Mr. Lee manage a handful of individual accounts and a fixed income hedge fund.  Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio managers for the Funds may be presented with potential conflicts of interests in the allocation of investment opportunities, the allocation of their time and investment ideas and the allocation of aggregated orders among the Funds’ accounts and other accounts managed by the portfolio managers, including among any affiliated client accounts, any accounts in which the portfolio managers may have personal investments, or accounts for which the Advisers may have advisory fee arrangements based on performance, such as the hedge funds managed by the Advisers.  The portfolio managers, except Mr. Lee, are shareholders of Osterweis Capital Management, Inc. and members of Osterweis Capital Management, LLC, and therefore are entitled to earnings proportionate to their respective ownership interests in the Advisers.  The Advisers believe such inherent conflicts of interest in managing accounts for various clients, including accounts for which the Advisers have fee arrangements based on performance, are controlled and mitigated by the Advisers’ Trade Allocation Policy, Code of Ethics and other compliance policies and procedures to which the portfolio managers are subject.

Please retain this Supplement with the Statement of Additional Information.
The date of this Supplement is January 14, 2008.